Impaired Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		₨ 82,979.7	$ 1,279.6	₨ 52,982.7
Wholesale Trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans				4,671.8
Wholesale Trade- Consumer Goods
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		15,722.9	242.5
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	[1]	10,760.3	165.9	3,818.7
Iron and Steel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		4,499.4	69.4	4,712.7
Real Estate and Property Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans				3,559.2
Construction and Developers (Infrastructure)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans				2,991.7
Agriculture and Allied Activities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans				7,397.1
Agriculture Production - Food
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		4,217.1	65.0
Others (none greater than 5% of impaired loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans		₨ 47,780.0	$ 736.8	₨ 25,831.5

[1]	Primarily includes retail loans such as personal loans, auto loans and from fiscal 2017 also includes credit card receivables and housing loans.